COLUMBIA FUNDS SERIES TRUST

Registration Nos. 333-89661; 811-09645

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the “Trust”) that the forms of prospectuses and statements of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statements of additional information contained in Post-Effective Amendment No. 87 under the Securities Act of 1933 and Amendment No. 88 under the Investment Company Act of 1940, the text of which was filed electronically on July 29, 2010.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 2nd day of August, 2010.

COLUMBIA FUNDS SERIES TRUST

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary